UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05011

Name of Fund: BIF Multi-State Municipal Series Trust

BIF California Municipal Money Fund

BIF Connecticut Municipal Money Fund

BIF Massachusetts Municipal Money Fund

BIF New Jersey Municipal Money Fund

BIF New York Municipal Money Fund

BIF Ohio Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Multi-State
Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2015

Date of reporting period: 12/31/2014

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2014 (Unaudited)	BIF California Municipal Money Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

California — 93.8%
Bay Area California Toll Authority, RB, VRDN, P-FLOATS, Series 4740 (Bank of America NA SBPA), 0.07%, 1/07/15 (a)(b)(c)	$3,500	$3,500,000
Bay Area Toll Authority, RB, VRDN (c):
0.03%, 1/07/15	1,200	1,200,000
0.04%, 1/07/15	15,000	15,000,000
Bay Area Toll Authority, Refunding RB, VRDN, 0.03%, 1/07/15 (c)	3,400	3,400,000
California Community College Financing Authority, RB:
Series A, 2.00%, 6/30/15	14,495	14,629,112
Series B, 2.00%, 6/30/15	1,210	1,220,649
California Health Facilities Financing Authority, RB, VRDN (c):
P-FLOATS, Providence Health Services, Series B (Bank of America NA SBPA), 0.05%, 1/07/15 (a)(b)	10,995	10,995,000
Scripps Health, Series B (JPMorgan Chase Bank LOC), 0.04%, 1/07/15	10,000	10,000,000
Stanford Hospital and Clinics, Series C, 0.12%, 7/31/15	12,000	12,000,000
California Health Facilities Financing Authority, Refunding RB, VRDN, Catholic Healthcare, Series B (JPMorgan Chase & Co. LOC), 0.08%, 1/07/15 (c)	6,000	6,000,000
California Housing Finance Agency, RB, VRDN, Series D, AMT, 0.01%, 1/07/15 (c)	3,800	3,800,000
California Infrastructure & Economic Development Bank, Refunding RB, VRDN, Pacific Gas & Electric Co., Series D (Sumitomo Mitsui Banking Corp. LOC), 0.01%, 1/02/15 (c)	4,600	4,600,000
California Municipal Finance Authority, Refunding RB, VRDN, 0.01%, 1/02/15 (c)	5,500	5,500,000
California Pollution Control Financing Authority, RB, VRDN (c):
Air Products Manufacturing Corp., 0.01%, 1/02/15	2,300	2,300,000
Burrtec Waste Group, Series A, AMT (US Bank NA LOC), 0.07%, 1/07/15	7,505	7,505,000

Municipal Bonds	Par (000)	Value

California (continued)
California Pollution Control Financing Authority, RB, VRDN (c) (concluded):
EDCO Disposal Corp. Project, Series A, AMT (Wells Fargo Bank NA LOC), 0.07%, 1/07/15	$3,080	$3,080,000
South Tahoe Refuse Project, Series A, AMT (Union Bank LOC), 0.07%, 1/07/15	3,645	3,645,000
California Pollution Control Financing Authority, Refunding RB, VRDN, Pacific Gas & Electric Company, Series E (JPMorgan Chase Bank LOC), 0.01%, 1/02/15 (c)	5,500	5,500,000
California State Enterprise Development Authority, RB, VRDN, Evapco Project, AMT (Manufacturers & Traders LOC), 0.12%, 1/07/15 (c)	4,800	4,800,000
California State Health Facilities Financing Authority, RB, VRDN (a)(b)(c):
P-FLOATS (Bank of America NA SBPA) Series 4726, 0.07%, 1/07/15	2,860	2,860,000
RBC Municipal Products, Inc. Trust, FLOATS, Series E-21 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.04%, 10/01/15	4,100	4,100,000
California Statewide Communities Development Authority, M/F (Fannie Mae Guarantor) (c):
HRB, VRDN, 2nd Street Senior Apartments, Series TT, AMT, 0.07%, 1/07/15	2,255	2,255,000
HRB, VRDN, Greentree Senior Apartments Project, Series P, AMT, 0.05%, 1/07/15	7,350	7,350,000
California Statewide Communities Development Authority, RB:
HRB, VRDN, Oakmont of Alameda Project, Series WW, AMT (East West Bank LOC), 0.04%, 1/07/15 (c)	12,680	12,680,000
Series B, 0.04%, 1/07/15 (c)	500	500,000
VRDN, 0.03%, 1/07/15 (c)	6,950	6,950,000

BIF MULTI- STATE MUNICIPAL SERIES TRUST	December 31, 2014	1

Schedule of Investments (continued)	BIF California Municipal Money Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

California (continued)
California Statewide Communities Development Authority, Refunding RB, VRDN, John Muir Health, Series A (Wells Fargo Bank NA LOC), 0.01%, 1/02/15 (c)	$4,200	$4,200,000
Chino Basin Regional Financing Authority, Refunding RB, VRDN, Inland Empire Utilities (Union Bank NA LOC), 0.03%, 1/07/15 (c)	2,000	2,000,000
City & County of San Francisco California, GO, Refunding, 5.00%, 6/15/15	400	408,813
City & County of San Francisco California Airport Commission, Refunding RB, Series B, 5.00%, 5/01/15	195	198,100
City of Burbank California Wastewater Treatment Revenue, Refunding RB, 5.00%, 6/01/15	460	469,257
City of Carlsbad California, HRB, VRDN, M/F, The Greens Apartments, Series A, AMT (Citibank NA LOC), 0.05%, 1/07/15 (c)	13,415	13,415,000
City of Los Angeles California:
0.10%, 2/04/15	2,000	2,000,000
0.10%, 2/10/15	3,500	3,500,000
City of San Jose California, Refunding, HRB, VRDN, M/F, Almaden Lake Village Apartment, Series A, AMT (Fannie Mae Guarantor), 0.14%, 1/07/15 (c)	2,000	2,000,000
City of Santa Rosa California, HRB, VRDN, M/F, Crossings at Santa Rosa, Series A, AMT (Citibank NA LOC), 0.10%, 1/07/15 (c)	1,940	1,940,000
County of Contra Costa California Water District, 0.09%, 2/12/15	14,000	14,000,000
County of Riverside California Industrial Development Authority, RB, VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank LOC), 0.14%, 1/07/15 (c)	3,300	3,300,000
County of Riverside California Transportation Commission, Refunding RB, VRDN, ROCS, Series 14064 (Citibank NA SBPA), 0.05%, 1/07/15 (a)(b)(c)	1,675	1,675,000

Municipal Bonds	Par (000)	Value

California (continued)
County of San Bernardino California Housing Authority, Refunding, HRB, VRDN, M/F, Raintree Apartments, Series A (Federal Home Loan Bank of San Francisco LOC), 0.06%, 1/07/15 (c)	$3,100	$3,100,000
County of San Diego California Water Authority:
0.10%, 1/08/15	5,000	5,000,000
0.09%, 1/14/15	4,000	4,000,000
0.07%, 2/04/15	4,000	4,000,000
County of San Joaquin California Transportation Authority, RB, 1.00%, 3/01/15	2,255	2,258,187
East Bay Municipal Utility District, Water System:
0.10%, 1/07/15	16,700	16,700,000
0.10%, 1/08/15	8,100	8,100,000
0.09%, 2/12/15	22,800	22,800,000
East Bay Municipal Utility District, Water System, RB, VRDN (Citibank NA SBPA), 0.05%, 1/07/15 (a)(c)	3,200	3,200,000
Elsinore Valley Municipal Water District, COP, Refunding VRDN, Series B (Bank of America NA LOC), 0.03%, 1/07/15 (c)	1,500	1,500,000
Fontana Unified School District, GO, VRDN, PUTTERS, Series 2668 (JPMorgan Chase Bank NA SBPA), 0.12%, 1/02/15 (a)(b)(c)	5,595	5,595,000
Fresno Unified School District, GO, 4.00%, 8/01/15	2,440	2,494,804
Kern Community College District, COP, Refunding, 0.14%, 4/01/15 (c)	7,800	7,800,000
Los Angeles County Metropolitan Transportation Authority, RB, Senior, Series B:
3.00%, 6/01/15	700	708,190
4.00%, 7/01/15	4,100	4,178,758
Los Angeles County Metropolitan Transportation Authority, Refunding RB:
Series A, 5.00%, 7/01/15	600	614,452
Series C, 5.00%, 7/01/15	3,215	3,292,664
Los Angeles Department of Water & Power, 0.07%, 2/19/15	7,500	7,500,000
Los Angeles Department of Water & Power, Refunding RB:
Series A, 1.00%, 7/01/15	1,450	1,455,959
Series A, 5.00%, 7/01/15	500	512,099

BIF MULTI- STATE MUNICIPAL SERIES TRUST	December 31, 2014	2

Schedule of Investments (continued)	BIF California Municipal Money Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

California (continued)
Los Angeles Department of Water & Power, Refunding RB, VRDN, Sub-Series B-3 (Royal Bank of Canada SBPA) (concluded):
0.01%, 1/02/15 (c)	$9,900	$9,900,000
0.02%, 1/07/15 (c)	18,400	18,400,000
Metropolitan Water District of Southern California, Refunding RB:
Series B, 3.00%, 7/01/15	350	354,950
Series B, 5.00%, 7/01/15	400	409,695
VRDN, 0.01%, 1/02/15 (c)	6,500	6,500,000
Milpitas Unified School District, GO, Refunding, 1.00%, 8/01/15	1,360	1,366,810
Milpitas Unified School District, GO, Series B, 1.00%, 8/01/15	2,320	2,331,618
Ohlone Community College District, GO, Series B, 1.00%, 8/01/15	1,400	1,407,027
Pittsburg Redevelopment Agency, Tax Allocation Bonds, VRDN, Los Medanos Community, Series A (California State Teachers Retirement System LOC, State Street Bank & Trust Co. LOC), 0.03%, 1/02/15 (c)	4,000	4,000,000
Port of Oakland, Refunding RB, AMT:
Series O, 5.00%, 5/01/15	865	878,793
Series P, 3.00%, 5/01/15	1,310	1,322,169
Poway Unified School District, GO, Refunding, 3.00%, 8/01/15	600	609,924
San Diego County Regional Airport Authority, RB, Senior, Series A, 3.00%, 7/01/15	600	608,329
San Diego Housing Authority, HRB, VRDN, M/F, Studio 15, Series B, AMT (Citibank NA LOC), 0.06%, 1/07/15 (c)	4,430	4,430,000
San Francisco City & County Airports Comm-San Francisco International Airport, Refunding RB, AMT, VRDN, Series A-1 (JPMorgan Chase NA LOC), 0.03%, 1/07/15 (c)	28,375	28,375,000
San Francisco Municipal Transportation Agency, Refunding RB, Series A, 4.00%, 3/01/15	400	402,515

Municipal Bonds	Par (000)	Value

California (continued)
San Francisco Unified School District, GO, Series A, 5.00%, 6/15/15	$175	$178,774
San Joaquin Delta Community College District, GO, Series C, 1.00%, 8/01/15	2,400	2,411,734
Southern California Public Power Authority, Refunding RB:
Series A, 5.00%, 7/01/15	2,400	2,457,752
VRDN, Magnolia Power Project (Wells Fargo Bank NA LOC), 0.01%, 1/07/15 (c)	6,400	6,400,000
State of California, GO, VRDN, Refunding (c):
0.01%, 1/02/15	4,375	4,375,000
0.02%, 1/07/15 (b)	10,000	10,000,000
FLOATS, Series 2178 (Wells Fargo Bank NA Credit Agreement, Wells Fargo Bank NA SBPA), 0.07%, 1/07/15 (a)(b)	24,500	24,500,000
State of California, RB, 1.50%, 6/22/15	20,000	20,131,531
State of California, GO, FLOATS, VRDN, Series 2661 (Wells Fargo Bank NA Credit Agreement, Wells Fargo Bank NA SBPA), 0.07%, 1/07/15 (a)(b)(c)	31,821	31,820,500
State of California, GO, VRDN (c):
0.02%, 1/07/15	13,600	13,600,000
Series B-1 (Citibank NA LOC), 0.01%, 1/02/15	3,100	3,100,000
Series B-2 (Citibank NA LOC), 0.01%, 1/02/15	14,285	14,285,000
State of California Department of Water Resources, Refunding RB, Series L, 5.00%, 5/01/15	1,150	1,168,478
University of California, Refunding RB:
Series AB, 5.00%, 5/15/15	3,200	3,257,619
VRDN, Series AL-4, 0.02%, 1/07/15 (c)	27,200	27,200,000
University of California , JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 4401 (JPMorgan Chase Bank NA Liquidity Agreement), 0.05%, 1/07/15 (a)(b)(c)	2,000	2,000,000
Ventura Unified School District, GO, Refunding, 2.00%, 8/01/15	150	151,604

BIF MULTI- STATE MUNICIPAL SERIES TRUST	December 31, 2014	3

Schedule of Investments (continued)	BIF California Municipal Money Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

California (concluded)
West Hills Community College District, COP, Refunding VRDN (Uno Bank of California LOC), 0.02%, 1/14/15 (c)	$27,000	$27,000,000

Total Municipal Bonds — 93.8%	584,620,866

Total Investments (Cost — $584,620,866*) — 93.8%	584,620,866
Other Assets Less Liabilities — 6.2%	38,813,593
Net Assets — 100.0%	$623,434,459

Notes to Schedule of Investments
*	Cost for federal income tax purposes.
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax-Exempt Receipts
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
LOC	Letter of Credit
M/F	Multi-Family
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
ROCS	Reset Option Certificates
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

BIF MULTI- STATE MUNICIPAL SERIES TRUST	December 31, 2014	4

Schedule of Investments (concluded)	BIF California Municipal Money Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund's policy regarding valuation of investments, refer to the Fund's most recent financial statements as contained in its semi-annual report.

As of December 31, 2014, the following table summarizes the Fund's investments categorized in the disclosure hierarchy:

		Level 1	Level 2	Level 3	Total

Assets:
Investments:
	Municipal Bonds [1]	—	$584,620,866	—	$584,620,866

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, cash of $39,540,951 is categorized as Level 1 within the disclosure hierarchy.
During the period ended December 31, 2014, there were no transfers between levels.

BIF MULTI- STATE MUNICIPAL SERIES TRUST	December 31, 2014	5

Schedule of Investments December 31, 2014 (Unaudited)	BIF Connecticut Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Connecticut — 80.0%
Borough of Naugatuck Connecticut, GO, BAN, 1.00%, 3/17/15	$2,500	$2,504,494
Capital City EDA, RB, VRDN, Series B (Bank of America NA SBPA), 0.04%, 1/07/15 (a)	4,570	4,570,000
Connecticut Housing Finance Authority, RB, VRDN (a):
CIL Realty, Inc. (HSBC Bank USA NA LOC), 0.04%, 1/07/15	1,370	1,370,000
MSG Mortgage Finance Program, Series D, AMT (Royal Bank of Canada SBPA), 0.05%, 1/07/15	6,980	6,980,000
Connecticut Housing Finance Authority, Refunding RB, VRDN:
AMT, Sub-Series B-5 (Bank of Tokyo-Mitsubishi SBPA), 0.05%, 1/07/15 (a)	4,000	4,000,000
Sub-Series E-3 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.04%, 1/07/15 (a)	8,500	8,500,000
Connecticut Innovations, Inc., RB, VRDN, ISO New England, Inc. Project (TD Bank NA LOC), 0.03%, 1/07/15 (a)	6,810	6,810,000
Connecticut State Development Authority, RB, VRDN, Solid Waste Project, Rand/Whitney, AMT (Bank of Montreal LOC), 0.05%, 1/07/15 (a)	16,500	16,500,000
Connecticut State Health & Educational Facility Authority, RB, VRDN (a):
Hotchkiss School, Series A (U.S. Bank NA LOC), 0.04%, 1/07/15	4,100	4,100,000
Yale University, Series 2008-1080 (Bank of America NA SBPA), 0.06%, 1/07/15 (b)	2,636	2,636,000
Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN (a):
Choate Rosemary Hall, Series D (JPMorgan Chase Bank NA LOC), 0.04%, 1/07/15	4,655	4,655,000

Municipal Bonds	Par (000)	Value

Connecticut (concluded)
Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN (a) (concluded):
FLOATS, Series 1884 (Wells Fargo Bank NA SBPA), 0.04%, 1/07/15 (c)	$4560	$4,560,000
State of Connecticut, GO:
Series A, 1.50%, 3/02/15	5,500	5,512,404
Series B, 4.00%, 5/01/15	125	126,572
Town of Cheshire, GO, 3.00%, 7/15/15	555	563,376
Town of East Lyme Connecticut, GO, Refunding:
2.00%, 7/15/15	550	555,275
BAN, 1.00%, 7/23/15	1,840	1,848,930
Town of Enfield Connecticut, GO, Refunding BAN, 1.00%, 8/11/15	1,000	1,005,244
Town of Manchester, GO:
4.00%, 7/15/15	150	153,023
Refunding Series B, 3.00%, 8/03/15	150	152,364
Town of Monroe Connecticut, GO, BAN, 1.00%, 6/17/15	2,950	2,960,838
Town of Southington Connecticut, GO, 3.00%, 1/15/15	295	295,336
Town of Trumbull Connecticut, GO, Refunding, 2.00%, 9/01/15	330	334,030
Town of Windsor, GO, Refunding Series B, 5.00%, 7/15/15	135	138,446
University of Connecticut, RB, Series A, 3.75%, 2/17/15	100	100,431
University of Connecticut, Refunding RB, Series A, 5.00%, 2/17/15	500	503,024

Total Investments (Cost — $81,434,787*) — 80.0%		81,434,787
Other Assets Less Liabilities — 20.0%		20,404,232

Net Assets — 100.0%		$101,839,019

Notes to Schedule of Investments
*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	December 31, 2014	1

Schedule of Investments (concluded)	BIF Connecticut Municipal Money Fund

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
EDA	Economic Development Authority
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust's policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Municipal Bonds [1]	—	$81,434,787	—	$81,434,787

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, cash of $20,306,936 is categorized as Level 1 within the disclosure hierarchy.

During the period ended December 31, 2014, there were no transfers between levels.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	December 31, 2014	2

Schedule of Investments December 31, 2014 (Unaudited)	BIF Massachusetts Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Massachusetts — 90.8%
City of Attleboro Massachusetts, GO, Refunding, 3.00%, 3/16/15	$228	$229,432
City of Pittsfield Massachusetts, GO, Refunding, 4.00%, 3/02/15	100	100,608
City of Salem, GO, 1.00%, 12/03/15	2,000	2,012,871
Commonwealth of Massachusetts, GO, Public Improvements, Series D, 0.21%, 1/02/15	110	110,000
Commonwealth of Massachusetts, GO, VRDN, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series A (Bank of America NA SBPA), 0.02%, 1/05/15 (a)	7,700	7,700,000
Massachusetts Bay Transportation Authority, RB, Clipper Tax-Exempt Certificate Trust, VRDN, Series 2009-47 (State Street Bank & Trust Co. SBPA), 0.07%, 1/09/15 (a)(b)(c)	5,000	5,000,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, 7-Month Window, Senior Series A, 0.13%, 7/31/15 (a)	5,000	5,000,000
Massachusetts Development Finance Agency, HRB, M/F, Housing, Avalon Acton Apartment, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.06%, 1/09/15 (a)	3,500	3,500,000
Massachusetts Development Finance Agency, RB, VRDN (a):
Boston University, Series U-3 (Northern Trust Company LOC), 0.02%, 1/09/15	2,500	2,500,000
Concord Food Issue, AMT (Bank of America NA LOC), 0.13%, 1/14/15	1,005	1,005,000
Holy Cross, FLOATS, Series 1336 (Credit Suiss AG SBPA), 0.04%, 1/09/15 (b)(c)	3,050	3,050,000
Woodbriar Senior Living Facility, FLOATS, RBC Municipal Product, Inc. Trust, Series E-38 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.05%, 1/09/15 (b)(c)	3,500	3,500,000

Municipal Bonds	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB, VRDN, Boston University, Series U-6C (TD Bank NA LOC), 0.03%, 1/05/15 (a)	$5,750	$5,750,000
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN (a):
Tufts University, Series N-2 (Wells Fargo Bank NA SBPA), 0.02%, 1/05/15	2,700	2,700,000
Wellesley College, Series I, 0.02%, 1/05/15	3,000	3,000,000
Massachusetts Health & Educational Facilities Authority, VRDN, RB (a):
Partners Healthcare System, Series P2 (JPMorgan NA SBPA), 0.03%, 1/14/15	3,200	3,200,000
Pooled Loan Program, Series N (TD Bank NA LOC), 0.02%, 1/05/15	595	595,000
Stonehill College, Series K (JPMorgan Chase Bank NA LOC), 0.03%, 1/05/15	635	635,000
Tufts University, Series G (Wells Fargo NA SBPA), 0.02%, 1/05/15	3,460	3,460,000
Massachusetts Housing Finance Agency, RB, 0.33%, 12/30/15	2,000	2,000,000
Massachusetts Industrial Finance Agency, RB, VRDN, AMT (Bank of America NA LOC) (a):
Development, Garlock Printing Corp., 0.23%, 1/14/15	210	210,000
Gem Group, Inc. Issue, 0.23%, 1/14/15	420	420,000
Massachusetts School Building Authority, RB, Sales Tax Revenue, VRDN, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA), 0.05%, 1/09/15 (a)(b)(c)	2,125	2,125,000
Massachusetts State Department of Transportation, Refunding RB, VRDN, Contract Assistance, Series A-2 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.04%, 1/14/15 (a)	3,500	3,500,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	December 31, 2014	1

Schedule of Investments (continued)	BIF Massachusetts Municipal Money Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Massachusetts (concluded)
Massachusetts Water Resources Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0054, Class A (AGM) (Citibank NA SBPA), 0.04%, 1/09/15 (a)(b)(c)	$2,095	$2,095,000
Town of Greenfield Massachusetts, GO, Refunding, Municipal Purpose Loan, 3.00%, 3/02/15	567	569,509
Town of Maynard Massachusetts, GO, BAN, 0.75%, 3/06/15	521	521,417

Municipal Bonds	Par (000)	Value

Massachusetts (concluded)
University of Massachusetts Building Authority, Refunding RB, VRDN, 7-Month Window, Senior Series 2, 0.13%, 7/31/15 (a)	$2,905	$2,905,000

Total Investments (Cost — $67,393,837*) — 90.8%		67,393,837
Other Assets Less Liabilities — 9.2%		6,836,343
Net Assets — 100.0%		$74,230,180

Notes to Schedule of Investments
*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
LOC	Letter of Credit
M/F	Multi-Family
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	December 31, 2014	2

Schedule of Investments (concluded)	BIF Massachusetts Municipal Money Fund

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund's policy regarding valuation of investments, refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of December 31, 2014:

		Level 1	Level 2	Level 3	Total

Assets:
Investments:
	Municipal Bonds [1]	—	$67,393,837	—	$67,393,837

[1]	See above Schedule of Investments for values in the state.

During the period ended December 31, 2014, there were no transfers between levels.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	December 31, 2014	3

Schedule of Investments December 31, 2014 (Unaudited)	BIF New Jersey Municipal Money Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

New Jersey — 81.8%
Borough of Closter New Jersey, GO, BAN, 1.00%, 2/25/15	$4,185	$4,189,333
Borough of Fort Lee, GO, Refunding, 1.25%, 11/25/15	3,277	3,301,561
Borough of Hawthorne, GO, Refunding, 1.00%, 10/30/15	480	482,458
Borough of New Providence, GO, BAN, 1.00%, 7/17/15	3,250	3,262,287
Borough of Tenafly New Jersey, GO, BAN, 1.00%, 5/15/15	1,930	1,934,462
Borough of Westwood New Jersey, GO, BAN:
1.00%, 2/27/15	615	615,658
1.00%, 2/27/15	260	260,278
City of Margate City New Jersey, GO, BAN, Refunding, 1.00%, 7/20/15	2,000	2,006,461
County of Camden New Jersey Improvement Authority, RB, VRDN, Special (TD Bank NA LOC), 0.08%, 1/09/15 (a)	1,490	1,490,000
County of Essex New Jersey Improvement Authority, HRB, VRDN, ACES, Pooled Government Loan Program (Wells Fargo Bank NA LOC), 0.03%, 1/14/15 (a)	1,120	1,120,000
County of Gloucester New Jersey, GO, 1.50%, 3/01/15	449	449,885
County of Union New Jersey Industrial Pollution Control Financing Authority, Refunding RB, VRDN, Exxon Project, 0.01%, 1/05/15 (a)	1,405	1,405,000
Delaware River Port Authority of Pennsylvania & New Jersey, Refunding RB, VRDN, Series B (TD Bank NA LOC), 0.03%, 1/09/15 (a)	2,790	2,790,000
New Jersey EDA, RB, VRDN (a):
Cooper Health System Project, Series A (TD Bank NA LOC), 0.03%, 1/09/15	12,500	12,500,000
Morris Museum Project (JPMorgan Chase Bank NA LOC), 0.05%, 1/09/15	9,470	9,470,000
MZR Real Estate LP Project, AMT (Wells Fargo Bank NA LOC), 0.19%, 1/09/15	5,225	5,225,000
Urban League Project (Wells Fargo Bank NA LOC), 0.09%, 1/09/15	1,405	1,405,000

Municipal Bonds	Par (000)	Value

New Jersey (continued)
New Jersey EDA, Refunding RB, VRDN (a):
Exxon Mobil Corp. Project, 0.01%, 1/05/15	$7,950	$7,950,000
Jewish Community Metro West (Wells Fargo Bank NA LOC), 0.14%, 1/09/15	5,400	5,400,000
New Jersey Educational Facilities Authority, RB, VRDN, Centenary College, Series A (TD Bank NA LOC), 0.03%, 1/09/15 (a)	5,645	5,645,000
New Jersey Environmental Infrastructure Trust, Refunding RB, P-FLOATS, VRDN, Series A-R (Bank of America NA SBPA), 0.04%, 1/09/15 (a)(b)(c)	1,500	1,500,000
New Jersey Health Care Facilities Financing Authority, RB, VRDN (a):
Robert Wood Johnson University (Wells Fargo Bank NA LOC), 0.03%, 1/09/15	8,605	8,605,000
Series A-4 (TD Bank NA LOC), 0.03%, 1/09/15	10,415	10,415,000
Virtua Health (Wells Fargo Bank NA LOC), 0.03%, 1/09/15	5,355	5,355,000
New Jersey Health Care Facilities Financing Authority, Refunding RB, VRDN (a):
Hospital Capital Asset Financing, Series A (JPMorgan Chase NA LOC), 0.04%, 1/09/15	1,000	1,000,000
RWJ Health Care Corp. (TD Bank NA LOC), 0.03%, 1/09/15	4,275	4,275,000
New Jersey Housing & Mortgage Finance Agency, RB, AMT, VRDN (a):
Series V, 0.04%, 1/09/15	15,000	15,000,000
S/F, Series O (Barclays Bank PLC SBPA), 0.05%, 1/14/15	7,025	7,025,000
S/F, Series Q (Barclays Bank PLC SBPA), 0.05%, 1/14/15	2,375	2,375,000
New Jersey State Educational Facilities Authority, RB, JPMorgan Chase PUTTERS/DRIVERS Trust, VRDN, Series 3922 (JPMorgan Chase Bank NA SBPA), 0.05%, 1/09/15 (a)(b)(c)	2,165	2,165,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2014	1

Schedule of Investments (continued)	BIF New Jersey Municipal Money Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

New Jersey (continued)
New Jersey State Educational Facilities Authority, Refunding RB, P-FLOATS, VRDN, Series A (Bank of America NA SBPA), 0.04%, 1/09/15 (a)(b)(c)	$2,000	$2,000,000
New Jersey State Higher Education Assistance Authority, RBC Municipal Product, Inc. Trust, RB, FLOATS, VRDN, AMT (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Agreement) (a)(b)(c):
Series L-35, 0.07%, 1/09/15	17,090	17,090,000
Series L-36, 0.07%, 1/09/15	19,300	19,300,000
New Jersey Transportation Trust Fund Authority, RB, Clipper Tax-Exempt Certificate Trust, VRDN, Series 31 (State Street Bank & Trust Co. SBPA), 0.04%, 1/09/15 (a)	28,900	28,900,000
Port Authority of New York & New Jersey, RB, Austin Trust, VRDN, AMT, Series 2008-1066 (Bank of America SBPA), 0.14%, 1/09/15 (a)(b)	3,290	3,290,000
Port Authority of New York & New Jersey, Austin Trust, RB, (AGM), VRDN, AMT, Series 1055 (Bank of America SBPA), 0.11%, 1/09/15 (a)(b)	6,710	6,710,000
Township of Branchburg New Jersey, GO, Refunding BAN, 1.25%, 10/08/15	3,676	3,700,853
Township of Cranford New Jersey, GO, BAN:
1.00%, 1/30/15	7,000	7,003,320
1.00%, 5/22/15	2,000	2,004,798
Township of East Hanover, GO, Refunding, 1.00%, 11/24/15	1,852	1,863,097
Township of East Hanover New Jersey, GO, BAN, Refunding, 1.00%, 8/20/15	1,900	1,908,031

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
Township of Edison New Jersey, GO, BAN, Refunding, 1.00%, 8/28/15	$1,910	$1,917,749
Township of Lawrence New Jersey, GO, BAN, Refunding, 1.00%, 7/24/15	900	903,831
Township of Lower New Jersey, GO, BAN, Refunding, 1.00%, 8/06/15	500	501,663
Township of Maplewood New Jersey, GO, BAN:
1.00%, 7/02/15	2,609	2,615,891
1.00%, 9/18/15	3,570	3,586,261
Township of Marlboro New Jersey, GO, BAN, Refunding, 1.00%, 6/11/15	2,280	2,286,750
Township of Mendham New Jersey, GO, BAN, Refunding, 1.00%, 5/21/15	390	391,020
Township of Middle, GO, Refunding, 1.00%, 11/12/15	4,923	4,943,771
Township of Montville New Jersey, GO, BAN, Refunding, 1.00%, 10/09/15	1,550	1,556,910
Township of Old Bridge New Jersey, GO, BAN, 1.00%, 4/20/15	1,200	1,202,631
Township of River Vale New Jersey, GO, BAN, Refunding, 1.00%, 8/14/15	2,679	2,690,262
Township of Union County New Jersey, GO, BAN, 1.00%, 6/02/15	700	701,662
Township of Vernon New Jersey, GO, BAN:
1.00%, 3/27/15	1,866	1,868,864
1.00%, 3/27/15	5,596	5,603,388

Total Investments (Cost — $253,158,135*) — 81.8%		253,158,135
Other Assets Less Liabilities — 18.2%		56,209,404
Net Assets — 100.0%		$309,367,539

Notes to Schedule of Investments
*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2014	2

Schedule of Investments (concluded)	BIF New Jersey Municipal Money Fund

Portfolio Abbreviations

ACES	Adjustable Convertible Extendible Securities
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDA	Economic Development Authority
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
LOC	Letter of Credit
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2014, the following table summarizes the Fund's investments categorized in the disclosure hierarchy:

		Level 1	Level 2	Level 3	Total

Assets:
Investments:
	Municipal Bonds [1]	—	$253,158,135	—	$253,158,135

[1]	See above Schedule of Investments for values in the state.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, cash of $56,418,401 is categorized as Level 1 within the disclosure hierarchy.
During the period ended December 31, 2014, there were no transfers between levels.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2014	3

Schedule of Investments December 31, 2014 (Unaudited)	BIF New York Municipal Money Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

New York — 99.7%
Amherst Development Corp., Refunding RB, VRDN, Asbury Pointe Inc. Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.06%, 1/09/15 (a)	$3,765	$3,765,000
Bronxville Union Free School District, GO, BAN, 1.00%, 9/18/15	3,200	3,216,887
Buffalo Municipal Water Finance Authority, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC), 0.03%, 1/14/15 (a)	4,745	4,745,000
Burnt Hills-Ballston Lake Central School District, GO, BAN, 1.00%, 6/26/15	4,325	4,340,898
Center Moriches Union Free School District, GO, TAN, 1.00%, 6/26/15	970	972,909
City of New Rochelle New York, GO, Refunding:
2.00%, 3/02/15	338	338,435
BAN, Series A, 1.00%, 3/06/15	4,258	4,262,770
City of New York New York, GO, Refunding, Sub-Series C-2, VRDN (Bayerische Landesbank LOC), 0.03%, 1/14/15 (a)	7,220	7,220,000
City of New York New York, GO, VRDN (a):
(Wells Fargo Bank NA SBPA), 0.01%, 1/05/15	2,300	2,300,000
Series A-4 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.04%, 1/14/15	2,000	2,000,000
Series F-4 (Landesbank Hessen-Thüringen LOC), 0.02%, 1/14/15	8,700	8,700,000
Series F-5 (Bayerische Landesbank LOC), 0.03%, 1/14/15	8,860	8,860,000
Sub-Series A-3 (Morgan Stanley Bank LOC), 0.04%, 1/14/15	10,660	10,660,000
Sub-Series D-3 (JPMorgan Chase Bank NA SBPA), 0.03%, 1/05/15	16,760	16,760,000
Sub-Series G-7 (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.02%, 1/05/15	11,520	11,520,000
Sub-Series L (U.S. Bank NA LOC), 0.02%, 1/05/15	900	900,000

Municipal Bonds	Par (000)	Value

New York (continued)
City of New York New York Housing Development Corp., RB, VRDN, M/F Housing Mortgage, 50th Avenue Development, Series A (Wells Fargo Bank NA LOC), 0.01%, 1/14/15 (a)	$11,700	$11,700,000
City of New York New York IDA, RB, VRDN, Korean Air Lines Co. Ltd. Project, Series C, AMT (Kookmin Bank LOC), 0.12%, 1/14/15 (a)	6,600	6,600,000
City of New York New York Transitional Finance Authority, Future Tax Secured Revenue, RB, VRDN, Subordinate, Sub-Series C-5 (Sumitomo Mitsui Banking Corp. LOC), 0.03%, 1/09/15 (a)	1,600	1,600,000
County of Saratoga New York, RB, VRDN, Hospital Project (HSBC Bank USA NA LOC), 0.04%, 1/09/15 (a)	2,495	2,495,000
Dutchess County IDA, RB, Marist College, Series A (TD Bank NA LOC), 0.05%, 1/09/15 (a)	3,230	3,230,000
East Aurora Union Free School District, GO, BAN, 1.00%, 6/18/15	500	501,617
East Williston Union Free School District, GO, TAN, 1.00%, 6/25/15	1,000	1,003,570
Erie County IDA, RB, VRDN, PUTTERS, Series 2946 (AGM) (JPMorgan Chase Bank NA Liquidity Agreement), 0.09%, 1/09/15 (a)(b)(c)	3,265	3,265,000
Essex County, GO, BAN, Series F, 1.00%, 12/18/15	3,370	3,390,052
Franklin County Civic Development Corp., Refunding RB, VRDN, Alice Hyde Medical Center, Series A (HSBC Bank USA NA LOC), 0.04%, 1/09/15 (a)	3,300	3,300,000
Gorham-Middlesex Central School District, GO, 1.00%, 7/08/15	4,950	4,968,660
Hyde Park Central School District New York, GO, Refunding BAN, 0.50%, 6/26/15	7,822	7,825,943
Kinderhook Central School District, GO, BAN, 1.00%, 6/25/15	4,700	4,716,249
Long Island Power Authority, RB, VRDN, Sub-Series 1B (State Street Bank Trust Co. LOC), 0.03%, 1/05/15 (a)	13,700	13,700,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2014	1

Schedule of Investments (continued)	BIF New York Municipal Money Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

New York (continued)
Long Island Power Authority, Refunding RB, VRDN, FLOATS, Electric System, Series 1428 (BHAC) (Morgan Stanley Bank SBPA), 0.05%, 1/09/15 (a)(b)(c)	$4,625	$4,625,000
Monroe County IDA, IDRB, VRDN, Klein Steel Service, AMT (Manufacturers & Traders Trust Co. LOC), 0.14%, 1/09/15 (a)(b)	5,605	5,605,000
Nassau County IDA, RB, VRDN, Clinton Plaza Senior Housing Project, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.03%, 1/09/15 (a)	13,500	13,500,000
New York City Housing Development Corp., RB, VRDN, 50th Avenue Development, Series A (Wells Fargo Bank NA LOC), 0.01%, 1/14/15 (a)	7,000	7,000,000
New York City Housing Development Corp. New York, MRB, Parkview II Apartments, Series A, AMT (Citibank NA LOC), 0.04%, 1/14/15 (a)	4,255	4,255,000
New York City Housing Development Corp. New York, RB, VRDN (a):
Atlantic Court Apartments, Series A, AMT (Freddie Mac Guarantor, Freddie Mac Liquidity Agreement), 0.03%, 1/14/15	10,900	10,900,000
Lyric Development, Series A, AMT (Fannie Mae Guarantor, Fannie Mae SBPA), 0.03%, 1/14/15	7,765	7,765,000
M/F Housing, Balton, Series A (Freddie Mac LOC), 0.03%, 1/14/15	800	800,000
M/F Housing, Series K-2 (Wells Fargo Bank NA LOC), 0.03%, 1/09/15	10,800	10,800,000
Sierra Development, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.03%, 1/14/15	14,065	14,065,000
New York City Housing Development Corp. New York, Refunding RB (a):
ROCS, VRDN, Series II-R-11699, AMT (Citibank NA SBPA), 0.10%, 1/09/15 (b)(c)	5,975	5,975,000

Municipal Bonds	Par (000)	Value

New York (continued)
New York City Housing Development Corp. New York, Refunding RB (a) (concluded):
VRND, M/F Housing, The Crest, Series A (Landesbank Hessen-Thüringen LOC), 0.05%, 1/14/15	$2,700	$2,700,000
New York City Industrial Development Agency, RB, VRDN, Air Express International Corp. Project, AMT (Citibank NA LOC), 0.02%, 1/14/15 (a)	8,000	8,000,000
New York City Municipal Water & Sewer Finance Authority, Refunding RB, VRDN, Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series DD-1 (TD Bank NA SBPA), 0.02%, 1/05/15 (a)	8,000	8,000,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN, 2nd General Resolution, Sub-Series BB-3 (Royal Bank of Canada SBPA), 0.03%, 1/09/15 (a)	800	800,000
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, VRDN (a):
Sub-Series 2F (Bayerische Landesbank SBPA), 0.04%, 1/05/15	1,655	1,655,000
Sub-Series A-4 (The Northern Trust Corp. SBPA), 0.02%, 1/05/15	7,400	7,400,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, VRDN, New York City Recovery, Sub-Series 3F (Royal Bank of Canada SBPA), 0.03%, 1/05/15 (a)	3,240	3,240,000
New York City Trust for Cultural Resources, Refunding RB, VRDN, Series A-2 (Bank of New York LOC), 0.03%, 1/05/15 (a)	7,085	7,085,000
New York City Water & Sewer System, Refunding RB, VRDN (a):
2nd General Resolution, Series AA-6 (Mizuho Bank Ltd. SBPA), 0.03%, 1/05/15	12,200	12,200,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2014	2

Schedule of Investments (continued)	BIF New York Municipal Money Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

New York (continued)
New York City Water & Sewer System, Refunding RB, VRDN (a) (concluded):
2nd General Resolution, Series BB-4 (Wells Fargo Bank NA SBPA), 0.01%, 1/05/15	$2,000	$2,000,000
Series 2843 (Morgan Stanley Bank SBPA), 0.05%, 1/09/15 (b)(c)	6,000	6,000,000
New York Local Government Assistance Corp., Refunding RB, VRDN, Sub Lien, Series 4 (Bank of America NA SBPA), 0.02%, 1/14/15 (a)	12,100	12,100,000
New York Metropolitan Transportation Authority, Refunding RB, VRDN, Series A-1 (Royal Bank of Canada LOC), 0.02%, 1/05/15 (a)	13,700	13,700,000
New York Mortgage Agency, RB, S/F Housing, AMT, VRDN, Series 132 (Royal Bank of Canada SBPA), 0.05%, 1/05/15 (a)	6,800	6,800,000
New York State Dormitory Authority, RB, VRDN (a)(b):
Personal Income Tax Revenue, Eagle Tax-Exempt Trust, Series 2006-0164, Class A (Citibank NA SBPA), 0.05%, 1/09/15	5,500	5,500,000
ROCS, Series RR-II-11843 (BHAC) (Citibank NA SBPA), 0.05%, 1/09/15 (c)	6,900	6,900,000
New York State Dormitory Authority, Refunding RB:
City University, VRDN, Consolidated 5th Series C (Bank of America NA LOC), 0.05%, 1/09/15 (a)	3,995	3,995,000
Cornell University, VRDN, Series B (JPMorgan Chase Bank NA SBPA), 0.04%, 1/09/15 (a)	4,225	4,225,000
FFT Senior Communities, Inc., VRDN (HSBC Bank NA LOC), 0.02%, 1/14/15 (a)	2,600	2,600,000
Long Island University, Series A-2, VRDN (TD Bank NA LOC), 0.03%, 1/09/15 (a)	3,500	3,500,000

Municipal Bonds	Par (000)	Value

New York (continued)
New York State Dormitory Authority, Refunding RB (concluded):
Mental Health Services Facility, Series F, 5.00%, 2/17/15	$240	$241,410
Personal Income Tax Revenue, VRDN, PUTTERS, Series 1955 (JPMorgan Chase Bank NA SBPA), 0.05%, 1/05/15 (a)(b)(c)	5,325	5,325,000
New York State Environmental Facilities Corp., Refunding RB, PUTTERS, VRDN, Series 2900 (JPMorgan Chase Bank NA SBPA), 0.05%, 1/05/15 (a)(c)	3,500	3,500,000
New York State HFA, HRB, M/F Housing, 363 West 30th Street, AMT (Freddie Mac Guarantor, Freddie Mac Liquidity Agreement), 0.03%, 1/14/15 (a)	12,150	12,150,000
New York State HFA, RB, VRDN, Series A (a):
AMT, 42nd & 10th Ave. (Freddie Mac Liquidity Agreement), 0.02%, 1/14/15	5,000	5,000,000
625 W. 57th Street (Bank of NY Mellon LOC), 0.01%, 1/14/15	6,500	6,500,000
855 6th Ave. (Wells Fargo Bank NA LOC), 0.02%, 1/14/15	5,600	5,600,000
New York State HFA, Refunding, HRB, VRDN, Series M-2 (Bank of America NA LOC), 0.07%, 1/14/15 (a)	3,250	3,250,000
New York State Urban Development Corp., Refunding RB, Austin Trust, VRDN, Series 2008-3508 (Bank of America NA LOC) (BHAC), 0.09%, 1/09/15 (a)(b)	6,450	6,450,000
North Babylon Union Free School District, GO, Refunding, 3.00%, 1/15/15	2,400	2,402,687
Onondaga County IDA, RB, VRDN, GA Braun, Inc. Project, AMT (Manufacturers & Traders Trust Co. LOC), 0.14%, 1/09/15 (a)	7,590	7,590,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2014	3

Schedule of Investments (continued)	BIF New York Municipal Money Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

New York (continued)
Oswego County IDA, RB, VRDN, OH Properties, Inc. Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.14%, 1/09/15 (a)	$1,090	$1,090,000
Patchogue-Medford Union Free School District, GO, TAN, 1.00%, 6/26/15	6,500	6,524,288
Port Authority of New York & New Jersey, RB, Austin Trust, VRDN, AMT, Series 2008-1066 (Bank of America SBPA), 0.14%, 1/09/15 (a)(b)	5,480	5,480,000
Port Authority of New York & New Jersey, Refunding RB, VRDN (a)(b)(c):
FLOATS, Series 2977, AMT (Morgan Stanley Bank SBPA), 0.05%, 1/09/15	14,000	14,000,000
FLOATS, Series 3321 (Credit Suisse AG SBPA), 0.04%, 1/09/15	835	835,000
PUTTERS, Series 2945, AMT (JPMorgan Chase Bank NA SBPA), 0.07%, 1/09/15	1,665	1,665,000
ROCS, Series 14086 (Citibank NA Liquidity Agreement), 0.09%, 1/09/15	2,050	2,050,000
Rensselaer County Industrial Development Agency, RB, VRDN, The Sage Colleges Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.09%, 1/09/15 (a)	4,610	4,610,000
Rocky Point Union Free School District, GO, TAN, 1.00%, 6/25/15	2,000	2,007,138
Seaford Union Free School District, GO, TAN, 1.00%, 6/19/15	5,860	5,880,677
Shenendehowa Central School District, GO, Refunding BAN, 1.00%, 6/25/15	3,838	3,851,577
South Country Central School District at Brookhaven, GO, TAN, 1.00%, 6/25/15	2,000	2,007,611
Sweet Home Central School District, GO, BAN, 1.00%, 7/08/15	3,920	3,935,386
Town of Greece New York, GO, BAN, 1.00%, 6/26/15	4,028	4,042,806
Town of Huntington, GO, BAN, Series A, 1.00%, 12/09/15	835	840,081
Town of Irondequoit New York, GO, Series C, 1.00%, 4/24/15	5,165	5,176,280

Municipal Bonds	Par (000)	Value

New York (continued)
Town of Lagrange New York, GO, Refunding, BAN, Series B, 1.00%, 3/27/15	$4,939	$4,946,802
Town of Lancaster New York, GO, Refunding, 1.00%, 7/29/15	5,035	5,055,481
Town of Lockport, GO, BAN, 1.00%, 12/15/15	2,838	2,853,687
Town of Webster New York, GO, BAN, Refunding, 1.00%, 9/30/15	1,000	1,005,325
Triborough Bridge & Tunnel Authority, Refunding RB, Austin Trust, VRDN, Series 2008-1184 (Bank of America NA LOC), 0.09%, 1/09/15 (a)(b)	4,300	4,300,000
Triborough Bridge & Tunnel Authority, RB, VRDN, General, Series B-2 (California State Teachers' Retirement System LOC), 0.03%, 1/14/15 (a)	1,855	1,855,000
Triborough Bridge & Tunnel Authority, Refunding RB, General (a):
VRDN, Series B-2A (California State Teachers' Retirement System LOC), 0.03%, 1/05/15	18,910	18,910,000
VRDN, Series B-2BB (California State Teachers' Retirement System LOC), 0.03%, 1/05/15	9,270	9,270,000
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders LOC), 0.09%, 1/09/15 (a)	6,030	6,030,000
Utility Debt Securitization Authority, Refunding RB, VRDN, FLOATS, Series 3369 (Morgan Stanley Bank SBPA), 0.05%, 1/09/15 (a)(b)(c)	2,500	2,500,000
Village of Sleepy Hollow, GO, Refunding BAN, Series A, 1.00%, 11/24/15	1,547	1,554,722
Village of Tarrytown New York, GO, Refunding, 2.00%, 3/16/15	195	195,670
Wappingers Central School District, GO, Refunding BAN, Series B, 1.00%, 7/10/15	3,926	3,940,671
West Genesee Central School District, GO, BAN, 1.00%, 10/23/15	2,500	2,512,509

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2014	4

Schedule of Investments (continued)	BIF New York Municipal Money Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

New York (concluded)
Yonkers IDA, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC), 0.03%, 1/14/15 (a)	$15,025	$15,025,000

Total Investments (Cost — $564,507,798*) — 99.7%		564,507,798
Other Assets Less Liabilities — 0.3%		1,645,728
Net Assets — 100.0%		$566,153,526

Notes to Schedule of Investments
*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
LOC	Letter of Credit
M/F	Multi-Family
MRB	Mortgage Revenue Bonds
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
ROCS	Reset Option Certificates
SBPA	Stand-by Bond Purchase Agreements
S/F	Single-Family
TAN	Tax Anticipation Notes
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2014	5

Schedule of Investments (concluded)	BIF New York Municipal Money Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund's policy regarding valuation of investments, refer to the Fund's most recent financial statements as contained in its semi-annual report.

As of December 31, 2014, the following table summarizes the Fund's investments categorized in the disclosure hierarchy:

		Level 1	Level 2	Level 3	Total

Assets:
Investments:
	Municipal Bonds [1]	—	$564,507,798	—	$564,507,798

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, cash of $165,920 is categorized as Level 1 within the disclosure hierarchy.

During the period ended December 31, 2014, there were no transfers between levels.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2014	6

Schedule of Investments December 31, 2014 (Unaudited)	BIF Ohio Municipal Money Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Ohio — 95.8%
City of Brecksville Ohio, GO, BAN, Service Center Garage Improvement, 1.00%, 6/17/15	$400	$401,470
City of Cleveland Ohio Airport System, Refunding RB, VRDN, Series D (Bank of America NA LOC), 0.06%, 1/02/15 (a)	4,950	4,950,000
City of Cleveland Ohio, Department of Public Utilities Division of Water, Refunding RB, Series W, 5.00%, 1/02/15	1,050	1,050,138
City of Cleveland Ohio, Department of Public Utilities Division of Waterworks, Refunding RB, VRDN, Series Q (Bank of New York Mellon LOC), 0.04%, 1/02/15 (a)	5,300	5,300,000
City of Cuyahoga Falls Ohio, GO, Various Purpose, 1.00%, 12/03/15	540	543,879
City of Green Ohio, GO, BAN, Series A, 1.00%, 7/30/15	200	200,810
City of Hilliard Ohio, GO, Refunding, Various Purpose, Series B, 1.00%, 4/27/15	1,000	1,002,623
City of Independence Ohio, GO, BAN, Various Purpose, 1.00%, 4/15/15	570	571,259
City of Lakewood Ohio, GO, BAN, Various Purpose Improvement, 1.00%, 4/10/15	500	501,024
City of Lebanon Ohio, GO, BAN, Various Purpose, 1.00%, 4/21/15	1,735	1,739,106
City of Mason Ohio, GO, BAN, Building Acquisition Improvement, 1.25%, 12/15/15	970	979,523
City of Miamisburg Ohio, GO, BAN, Various Purpose, 1.00%, 3/10/15	2,300	2,302,812
City of Seven Hills Ohio, GO, BAN, 1.20%, 7/09/15	300	300,931
Cleveland State University, Refunding RB, 4.00%, 6/01/15	200	203,126
County of Allen Ohio Hospital Facility, Refunding RB, VRDN, Catholic Healthcare Partners, Series C (Union Bank NA, LOC), 0.04%, 1/02/15 (a)	3,200	3,200,000
County of Athens Ohio Port Authority, RB, VRDN, Housing for Ohio, Inc. Project (Barclays Bank PLC LOC), 0.04%, 1/02/15 (a)	5,500	5,500,000

Municipal Bonds	Par (000)	Value

Ohio (continued)
County of Cleveland-Cuyahoga Ohio Port Authority, Refunding RB, VRDN, Carnegie/89th Garage & Service Center LLC Project (JPMorgan Chase Bank LOC), 0.06%, 1/02/15 (a)	$3,080	$3,080,000
County of Fairfield Ohio, GO, 1.00%, 12/01/15 (b)	710	714,345
County of Franklin Ohio, HRB, VRDN, Senior, St. George Commons Apartments, M/F Housing, AMT (Fannie Mae Guarantor, Liquidity Agreement), 0.08%, 1/02/15 (a)	3,100	3,100,000
County of Franklin Ohio, Refunding RB, 4.00%, 5/15/15	100	101,377
County of Franklin Ohio Hospital Facilities, Refunding RB, OhioHealth Corp.:
Series C, 0.07%, 1/02/15 (c)	1,500	1,500,000
VRDN, FLOATS, Series 21B (Barclays Capital PLC, Liquidity Agreement), 0.06%, 1/02/15 (a)(d)(e)	750	750,000
County of Lake Ohio, GO, BAN, East End Service Center Project, 1.00%, 4/01/15	1,500	1,502,872
County of Licking Ohio, GO, BAN, Various Purpose, 1.25%, 6/02/15	100	100,397
County of Lorain Ohio Port Authority, RB, VRDN, St. Ignatius High School Project (U.S. Bank NA LOC), 0.05%, 1/02/15 (a)	1,130	1,130,000
County of Montgomery Ohio, RB, VRDN, Miami Valley Hospital (a):
Series B (Barclays Bank PLC), 0.01%, 1/02/15	1,300	1,300,000
Series C (Barclays Bank PLC, SBPA), 0.01%, 1/02/15	6,185	6,185,000
Kent State University, Refunding RB, Series B, 5.00%, 5/01/15	400	406,475
Ohio Air Quality Development Authority, RB, VRDN, Ohio Valley Electric Corp., Series C (Bank of Tokyo-Mitsubishi UFJ LOC), 0.05%, 1/02/15 (a)	600	600,000
Ohio Air Quality Development Authority, Refunding RB, VRDN, AEP Generation Resources, Inc. Project, Series A (Mizuho Bank LTD, LOC), 0.04%, 1/02/15 (a)	3,000	3,000,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2014	1

Schedule of Investments (continued)	BIF Ohio Municipal Money Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Ohio (continued)
Ohio HFA, RB, VRDN, S/F Housing, Series H, AMT (Ginnie Mae Guarantor) (Federal Home Loan Bank SBPA), 0.05%, 1/07/15 (a)	$5,900	$5,900,000
Ohio HFA, Refunding RB, MERLOTS, VRDN, S/F Housing, Series A02, AMT (Ginnie Mae Guarantor) (Wells Fargo Bank NA SBPA), 0.09%, 1/07/15 (a)(d)	190	190,000
Ohio State Building Authority, RB, Series A:
Administration Building, 4.00%, 10/01/15	100	102,809
Adult Correction Facility, 5.00%, 4/01/15 (f)	335	339,124
Ohio State University, RB, VRDN, Series B, 0.02%, 1/07/15 (a)	2,500	2,500,000
State of Ohio, GO, VRDN, Common Schools, Series B, 0.02%, 1/07/15 (a)	2,455	2,455,000
State of Ohio, RB:
Development Assistance, Logistics & Distribution Program, Series A, 5.00%, 10/01/15 (g)	700	725,332
VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank NA LOC), 0.24%, 1/02/15 (a)	2,700	2,700,000
State of Ohio Higher Educational Facilities Commission, RB, VRDN, Case Western Reserve University 2002 Project, Series A (Wells Fargo Bank NA SBPA) (a):
0.01%, 1/02/15	4,100	4,100,000
0.01%, 1/02/15	1,000	1,000,000

Municipal Bonds	Par (000)	Value

Ohio (concluded)
State of Ohio Higher Educational Facilities Commission, Refunding RB:
Oberlin College, 5.25%, 10/01/15	$700	$726,368
VRDN, Case Western Reserve University 2001 Project, Series A, Wells Fargo Bank NA SBPA), 0.01%, 1/02/15 (a)	1,700	1,700,000
VRDN, Cleveland Clinic Health System Obligated Group, Series B (Wells Fargo Bank NA Liquidity Agreement), 0.01%, 1/02/15 (a)	1,000	1,000,000
Village of Oakwood Ohio, GO, BAN, Various Purpose, 1.13%, 9/24/15	1,657	1,665,856

Total Investments (Cost — $77,321,656*) — 95.8%		77,321,656
Other Assets Less Liabilities — 4.2%		3,379,651
Net Assets — 100.0%		$80,701,307

Notes to Schedule of Investments
*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Robert W. Baird & Co., Inc.	$714,345	—

(c)	Variable rate security. Rate shown is as of report date.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2014	2

Schedule of Investments (concluded)	BIF Ohio Municipal Money Fund

(e)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(f)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Security is collateralized by municipal or U.S. Treasury obligations.

Portfolio Abbreviations
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
M/F	Multi-Family
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
S/F	Single-Family
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investment. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments [and derivative financial instruments] is based on the pricing transparency of the investment is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in it semi-annual report.

As of December 31, 2014, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

		Level 1	Level 2	Level 3	Total

Assets:
Investments:
	Municipal Bonds [1]	—	$77,321,656	—	$77,321,656

[1]	See above Schedule of Investments for values in the sector.

During the period ended December 31, 2014, there were no transfers between levels.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2014	3

Item 2 –	Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: February 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Multi-State Municipal Series Trust

Date: February 23, 2015